Condensed Balance Sheets (Detail) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents		$ 180,552	$ 137,298	$ 137,894
Prepaid expenses and other current assets	[1]	14,816	23,139
Total current assets		421,333	398,350
Total assets		5,202,617	4,768,769	4,401,252
Current liabilities:
Accounts payable and accrued expenses	[1]	23,404	27,297
Total current liabilities		299,845	292,587
Textainer Group Holdings Limited shareholders' equity:
Common shares		583	581
Treasury shares		(17,746)	(9,149)
Additional paid-in capital		410,595	406,083
Accumulated other comprehensive loss		(511)	(436)
Retained earnings		866,458	809,734
Total Textainer Group Holdings Limited shareholders’ equity		1,259,379	1,206,813
Total liabilities and equity		5,202,617	4,768,769
Parent Company
Current assets:
Cash and cash equivalents		5,956	9,444	$ 5,530	$ 2,975
Prepaid expenses and other current assets		310	182
Due from affiliates, net		638	687
Total current assets		6,904	10,313
Investments in subsidiaries	[2]	1,253,763	1,198,026
Total assets		1,260,667	1,208,339
Current liabilities:
Accounts payable and accrued expenses		476	713
Total current liabilities		476	713
Textainer Group Holdings Limited shareholders' equity:
Common shares		583	581
Treasury shares		(17,746)	(9,149)
Additional paid-in capital		411,407	406,896
Accumulated other comprehensive loss		(511)	(436)
Retained earnings	[2]	866,458	809,734
Total Textainer Group Holdings Limited shareholders’ equity		1,260,191	1,207,626
Total liabilities and equity		$ 1,260,667	$ 1,208,339

[1]	Certain amounts for the year ended December 31, 2018 have been reclassified to report the gross amounts of accounts receivable, prepaid expenses, accounts payable and accrued expenses arising from the managed fleet instead of the net presentation (see Note 2 “Immaterial Reclassification and Adjustment of Prior Periods” and Note 1 (u) “Reclassifications and Changes in Presentation “).
[2]	Certain amounts as of December 31, 2018 have been adjusted to defer acquisition fees of the managed fleet as earned over the deemed lease term (see Note 2 “Immaterial Reclassification of Prior Period Presentation”).